Nature of Business, Basis of Presentation and Significant Accounting Policies (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants					$ 16,600,500
Selling, general and administrative	18,014,932	563,087	24,294,304	961,957	3,036,873	1,068,767
Interest expense	5,451,457	41,522	11,847,283	75,833	1,804,710	30,140
Net loss	(367,138)	(441,312)	(84,491,207)	(693,738)	(20,706,448)	(478,170)	(478,170)
Warrant liability	86,860,291		86,860,291		16,600,500
Additional paid-in capital	184,638,841		184,638,841		4,727,138	36,811
Accumulated deficit	(105,784,255)		(105,784,255)		(21,293,048)	(586,600)
Scenario, Previously Reported [Member]
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants					6,973,231
Selling, general and administrative					2,836,873
Interest expense					353,089
Net loss					(9,427,558)
Warrant liability					6,973,231
Additional paid-in capital					3,075,517
Accumulated deficit					(10,014,158)
Restatement Adjustment [Member]
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants					9,627,269
Selling, general and administrative					200,000
Interest expense					1,451,621
Net loss					(11,278,890)
Warrant liability					9,627,269
Additional paid-in capital					1,651,621
Accumulated deficit					$ (11,278,890)